Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	£ 2,199
Ending Balance	2,198	£ 2,199
Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	8,204	7,915
Additions	194	289
Ending Balance	8,398	8,204
Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(6,005)	(5,787)
Charge for the year	195	185
Impairment		33
Ending Balance	(6,200)	(6,005)
Patents [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	2,199
Ending Balance	2,198	2,199
Patents [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	8,053	7,764
Additions	194	289
Ending Balance	8,247	8,053
Patents [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(5,854)	(5,637)
Charge for the year	195	184
Impairment		33
Ending Balance	(6,049)	(5,854)
Computer software [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	151	151
Ending Balance	151	151
Computer software [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(151)	(150)
Charge for the year		1
Ending Balance	£ (151)	£ (151)